Equity Plans -Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Expected volatility	46.80%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	0.00%
Expected term (in years)	6 years 1 month 6 days
Exercise price/Stock price	$ 0.21
Market Based Vesting Award [Member]
Expected volatility		150.00%
Weighted-average risk-free interest rate		3.76%
Expected dividend yield		0.00%
Expected term (in years)		5 years
Exercise price/Stock price		$ 0.96
Time Based Vesting Award [Member]
Expected volatility		150.00%
Weighted-average risk-free interest rate		3.77%
Expected dividend yield		0.00%
Expected term (in years)		5 years 10 months 6 days
Exercise price/Stock price		$ 0.96